UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
915	FlexShares Global Upstream Natural Resources Index Fund	$ 30,835
1,310	Guggenheim Timber ETF	31,938
1,995	iShares Core S&P Mid-Cap ETF	247,659
2,674	iShares Core S&P Small-Cap ETF	266,785
455	iShares MSCI Brazil Capped ETF	21,799
2,585	iShares S&P 500 Growth ETF	230,996
2,322	iShares S&P 500 Value ETF	181,859
767	SPDR Dow Jones International Real Estate ETF	32,314
416	SPDR Dow Jones REIT ETF	30,339
302	SPDR S&P China ETF	22,357
481	Vanguard FTSE All-World ex-US Small-Cap ETF	47,705
5,868	Vanguard FTSE All-World ex-US ETF	285,185
2,518	Vanguard FTSE Emerging Markets ETF	100,997
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,372,357)	1,530,768

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%
30,970	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $30,970)	30,970

	TOTAL INVESTMENTS - 100.0% (Cost - $1,403,327) (b)	$ 1,561,738
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%	(366)
	TOTAL NET ASSETS - 100.0%	$ 1,561,372

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,406,134 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 161,267
	Unrealized depreciation:	(5,663)
	Net unrealized appreciation:	$ 155,604

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.5%
	DEBT FUNDS - 46.9%
12,923	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 322,429
2,090	iShares 3-7 Year Treasury Bond ETF	253,580
1,455	iShares Floating Rate Bond ETF	73,768
1,972	iShares iBoxx $ High Yield Corporate Bond ETF	180,556
2,225	iShares iBoxx $ Investment Grade Corporate Bond ETF	252,582
5,423	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	287,582
2,910	PowerShares Senior Loan Portfolio	71,819
4,697	SPDR Barclays Short-Term Corporate Bond ETF	144,433
1,246	SPDR DB International Government Inflation-Protected Bond ETF	74,249
1,577	WisdomTree Emerging Markets Local Debt Fund	74,245
		1,735,243
	EQUITY FUNDS - 50.6%
1,100	FlexShares Global Upstream Natural Resources Index Fund	37,070
1,577	Guggenheim Timber ETF	38,447
1,799	iShares Core S&P Mid-Cap ETF	223,328
1,513	iShares Core S&P Small-Cap ETF	150,952
592	iShares MSCI Brazil Capped ETF	28,363
2,904	iShares S&P 500 Growth ETF	259,501
4,192	iShares S&P 500 Value ETF	328,317
2,764	SPDR Dow Jones International Real Estate ETF	116,447
1,497	SPDR Dow Jones REIT ETF	109,176
362	SPDR S&P China ETF	26,799
305	Vanguard Energy ETF	36,390
772	Vanguard FTSE All-World ex-US Small-Cap ETF	76,567
6,276	Vanguard FTSE All-World ex-US ETF	305,014
2,497	Vanguard FTSE Emerging Markets ETF	100,155
393	Vanguard Materials ETF	37,394
		1,873,920
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,490,346)	3,609,163

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
91,535	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $91,535)	91,535

	TOTAL INVESTMENTS - 100.0% (Cost - $3,581,881) (b)	$ 3,700,698
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%	(617)
	TOTAL NET ASSETS - 100.0%	$ 3,700,081

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,588,343 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 143,831
	Unrealized depreciation:	(31,476)
	Net unrealized appreciation:	$ 112,355

TOPS® Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.2%
	DEBT FUNDS - 66.2%
1,310	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 32,684
232	iShares 1-3 Year Treasury Bond ETF	19,595
140	iShares 3-7 Year Treasury Bond ETF	16,986
214	iShares Floating Rate Bond ETF	10,850
177	iShares iBoxx $ Investment Grade Corporate Bond ETF	20,093
127	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	13,322
628	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	33,303
129	PIMCO Enhanced Short Maturity Exchange-Traded Fund	13,079
789	PowerShares Senior Loan Portfolio	19,472
651	SPDR Barclays Short-Term Corporate Bond ETF	20,018
185	SPDR DB International Government Inflation-Protected Bond ETF	11,024
398	WisdomTree Emerging Markets Local Debt Fund	18,738
		229,164
	EQUITY FUNDS - 32.0%
221	FlexShares Global Upstream Natural Resources Index Fund	7,448
120	iShares Core S&P Mid-Cap ETF	14,897
75	iShares Core S&P Small-Cap ETF	7,483
201	iShares S&P 500 Growth ETF	17,961
311	iShares S&P 500 Value ETF	24,358
191	SPDR Dow Jones International Real Estate ETF	8,047
100	SPDR Dow Jones REIT ETF	7,293
39	Vanguard FTSE All-World ex-US Small-Cap ETF	3,868
398	Vanguard FTSE All-World ex-US ETF	19,343
		110,698
	TOTAL EXCHANGE TRADED FUNDS (Cost - $334,877)	339,862

	TOTAL INVESTMENTS - 98.2% (Cost - $334,877) (a)	$ 339,862
	OTHER ASSETS AND LIABILITIES - NET - 1.8%	6,405
	TOTAL NET ASSETS - 100.0%	$ 346,267

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $335,682 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,011
	Unrealized depreciation:	(831)
	Net unrealized appreciation:	$ 4,180

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.6%
	DEBT FUNDS - 12.6%
4,956	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 123,652
1,815	iShares iBoxx $ High Yield Corporate Bond ETF	166,181
2,338	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	123,984
2,717	WisdomTree Emerging Markets Local Debt Fund	127,916
		541,733
	EQUITY FUNDS - 85.0%
3,779	FlexShares Global Upstream Natural Resources Index Fund	127,352
3,618	Guggenheim Timber ETF	88,207
4,134	iShares Core S&P Mid-Cap ETF	513,195
5,648	iShares Core S&P Small-Cap ETF	563,501
964	iShares MSCI Brazil Capped ETF	46,185
6,194	iShares S&P 500 Growth ETF	553,496
5,349	iShares S&P 500 Value ETF	418,934
3,168	SPDR Dow Jones International Real Estate ETF	133,468
1,144	SPDR Dow Jones REIT ETF	83,432
595	SPDR S&P China ETF	44,048
351	Vanguard Energy ETF	41,878
882	Vanguard FTSE All-World ex-US Small-Cap ETF	87,477
15,293	Vanguard FTSE All-World ex-US ETF	743,240
4,410	Vanguard FTSE Emerging Markets ETF	176,885
452	Vanguard Materials ETF	43,008
		3,664,306
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,800,870)	4,206,039

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
102,041	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $102,041)	102,041

	TOTAL INVESTMENTS - 100.0% (Cost - $3,902,911) (b)	$ 4,308,080
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%	(568)
	TOTAL NET ASSETS - 100.0%	$ 4,307,512

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,908,486 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 424,968
	Unrealized depreciation:	(25,374)
	Net unrealized appreciation:	$ 399,594

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 33.4%
9,570	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 238,771
2,155	iShares iBoxx $ High Yield Corporate Bond ETF	197,312
2,462	iShares iBoxx $ Investment Grade Corporate Bond ETF	279,486
3,750	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	198,862
3,214	PowerShares Senior Loan Portfolio	79,322
3,890	SPDR Barclays Short-Term Corporate Bond ETF	119,618
2,003	SPDR DB International Government Inflation-Protected Bond ETF	119,359
1,640	WisdomTree Emerging Markets Local Debt Fund	77,211
		1,309,941
	EQUITY FUNDS - 64.5%
2,294	FlexShares Global Upstream Natural Resources Index Fund	77,308
3,206	Guggenheim Timber ETF	78,162
3,169	iShares Core S&P Mid-Cap ETF	393,400
3,197	iShares Core S&P Small-Cap ETF	318,965
566	iShares MSCI Brazil Capped ETF	27,117
4,355	iShares S&P 500 Growth ETF	389,163
3,930	iShares S&P 500 Value ETF	307,798
2,775	SPDR Dow Jones International Real Estate ETF	116,911
1,036	SPDR Dow Jones REIT ETF	75,555
369	SPDR S&P China ETF	27,317
326	Vanguard Energy ETF	38,895
789	Vanguard FTSE All-World ex-US Small-Cap ETF	78,253
9,614	Vanguard FTSE All-World ex-US ETF	467,240
2,437	Vanguard FTSE Emerging Markets ETF	97,748
408	Vanguard Materials ETF	38,821
		2,532,653
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,702,823)	3,842,594

	SHORT-TERM INVESTMENT - 5.3%
	MONEY MARKET FUND - 5.3%
209,478	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $209,478)	209,478

	TOTAL INVESTMENTS - 103.2% (Cost - $3,912,301) (b)	$ 4,052,072
	OTHER ASSETS AND LIABILITIES - NET - (3.2)%	(125,491)
	TOTAL NET ASSETS - 100.0%	$ 3,926,581

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,914,917 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 152,410
	Unrealized depreciation:	(15,255)
	Net unrealized appreciation:	$ 137,155

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.1%
	DEBT FUNDS - 42.4%
1,629,096	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 40,645,945
263,487	iShares 3-7 Year Treasury Bond ETF	31,968,878
183,200	iShares Floating Rate Bond ETF	9,288,240
248,825	iShares iBoxx $ High Yield Corporate Bond ETF	22,782,417
280,766	iShares iBoxx $ Investment Grade Corporate Bond ETF	31,872,556
683,281	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	36,234,391
366,866	PowerShares Senior Loan Portfolio	9,054,253
592,174	SPDR Barclays Short Term Corporate Bond ETF	18,209,351
156,837	SPDR DB International Government Inflation-Protected Bond ETF	9,345,917
198,842	WisdomTree Emerging Markets Local Debt Fund	9,361,481
		218,763,429
	EQUITY FUNDS - 45.7%
138,277	FlexShares Global Upstream Natural Resources Index Fund	4,659,935
198,392	Guggenheim Timber ETF	4,836,797
226,323	iShares Core S&P Mid-Cap ETF	28,095,737
190,366	iShares Core S&P Small-Cap ETF	18,992,816
70,469	iShares MSCI Brazil Capped ETF	3,376,170
365,314	iShares S&P 500 Growth ETF	32,644,459
527,521	iShares S&P 500 Value ETF	41,315,445
347,634	SPDR Dow Jones International Real Estate ETF	14,645,820
188,191	SPDR Dow Jones REIT ETF	13,724,770
43,442	SPDR S&P China ETF	3,216,011
38,382	Vanguard Energy ETF	4,579,356
96,953	Vanguard FTSE All-World ex-US Small-Cap ETF	9,615,799
788,301	Vanguard FTSE All-World ex-US ETF	38,311,429
322,203	Vanguard FTSE Emerging Markets ETF	12,923,562
49,559	Vanguard Materials ETF	4,715,539
		235,653,645
	TOTAL EXCHANGE TRADED FUNDS (Cost - $431,923,756)	454,417,074

	SHORT-TERM INVESTMENTS - 12.1%
	MONEY MARKET FUNDS - 12.1%
13,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (a)	13,750,000
13,750,000	Federated Prime Cash Obligations Fund to yield 0.02% (a)	13,750,000
35,084,437	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07% (a)	35,084,437
	TOTAL SHORT-TERM INVESTMENTS (Cost - $62,584,437)	62,584,437

	TOTAL INVESTMENTS - 100.2% (Cost - $494,508,193) (b)	$ 517,001,511
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(907,450)
	TOTAL NET ASSETS - 100.0%	$ 516,094,061

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $494,830,722 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 27,079,885
	Unrealized depreciation:	(4,909,096)
	Net unrealized appreciation:	$ 22,170,789

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	OPEN LONG FUTURES CONTRACTS
63	MSCI EAFE Index Mini December 2013
	(Underlying Face Amount at Value $5,717,880)	$ 48,195
81	MSCI Emerging Market Index Mini December 2013
	(Underlying Face Amount at Value $3,979,935)	(85,455)
40	Russell 2000 Index Mini December 2013
	(Underlying Face Amount at Value $4,285,600)	79,400
61	S&P 500 Index E-Mini December 2013
	(Underlying Face Amount at Value $5,106,463)	(73,658)
26	S&P Midcap 400 Index E-Mini December 2013
	(Underlying Face Amount at Value $3,225,560)	23,140

	NET UNREALIZED DEPRECIATION OF OPEN LONG FURTURES CONTRACTS	$ (8,378)

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.0%
2,724	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 67,964
350	iShares 3-7 Year Treasury Bond ETF	42,465
324	iShares Floating Rate Bond ETF	16,427
495	iShares iBoxx $ High Yield Corporate Bond ETF	45,322
558	iShares iBoxx $ Investment Grade Corporate Bond ETF	63,344
1,266	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	67,136
730	PowerShares Senior Loan Portfolio	18,016
1,081	SPDR Barclays Short Term Corporate Bond ETF	33,241
295	SPDR DB International Government Inflation-Protected Bond ETF	17,579
395	WisdomTree Emerging Markets Local Debt Fund	18,597
		390,091
	EQUITY FUNDS - 50.3%
366	FlexShares Global Upstream Natural Resources Index Fund	12,334
527	Guggenheim Timber ETF	12,848
551	iShares Core S&P Mid-Cap ETF	68,401
506	iShares Core S&P Small-Cap ETF	50,484
140	iShares MSCI Brazil Capped ETF	6,707
831	iShares S&P 500 Growth ETF	74,258
1,011	iShares S&P 500 Value ETF	79,181
692	SPDR Dow Jones International Real Estate ETF	29,154
333	SPDR Dow Jones REIT ETF	24,286
86	SPDR S&P China ETF	6,367
76	Vanguard Energy ETF	9,068
193	Vanguard FTSE All-World ex-US Small-Cap ETF	19,142
1,833	Vanguard FTSE All-World ex-US ETF	89,084
641	Vanguard FTSE Emerging Markets ETF	25,710
99	Vanguard Materials ETF	9,420
		516,444
	TOTAL EXCHANGE TRADED FUNDS (Cost - $882,737)	906,535

	SHORT-TERM INVESTMENT - 11.7%
	MONEY MARKET FUND - 11.7%
120,457	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07%
	(Cost - $120,457) (a)	120,457

	TOTAL INVESTMENTS - 100.0% (Cost - $1,003,194) (b)	$ 1,026,992
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%	(540)
	TOTAL NET ASSETS - 100.0%	$ 1,026,452

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2013.

(b) Represents cost for financial purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 23,909
	Unrealized depreciation:	(111)
	Net unrealized appreciation:	$ 23,798

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 87.9%
	DEBT FUNDS - 11.3%
896,973	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 22,379,476
328,756	iShares iBoxx $ High Yield Corporate Bond ETF	30,100,899
423,238	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	22,444,311
492,432	WisdomTree Emerging Markets Local Debt Fund	23,183,699
		98,108,385
	EQUITY FUNDS - 76.6%
684,912	FlexShares Global Upstream Natural Resources Index Fund	23,081,534
654,923	Guggenheim Timber ETF (a)	15,967,023
747,274	iShares Core S&P Mid-Cap ETF	92,766,594
1,021,372	iShares Core S&P Small-Cap ETF	101,902,285
174,351	iShares MSCI Brazil Capped ETF	8,353,157
1,120,083	iShares S&P 500 Growth ETF	100,090,617
967,793	iShares S&P 500 Value ETF	75,797,548
573,793	SPDR Dow Jones International Real Estate ETF	24,173,899
207,169	SPDR Dow Jones REIT ETF	15,108,835
107,543	SPDR S&P China ETF	7,961,408
63,378	Vanguard Energy ETF	7,561,629
160,036	Vanguard FTSE All-World ex-US Small-Cap ETF	15,872,371
2,766,342	Vanguard FTSE All-World ex-US ETF	134,444,221
797,457	Vanguard FTSE Emerging Markets ETF	31,986,000
81,816	Vanguard Materials ETF	7,784,792
		662,851,913
	TOTAL EXCHANGE TRADED FUNDS (Cost - $675,417,138)	760,960,298

	SHORT-TERM INVESTMENTS - 12.0%
	MONEY MARKET FUNDS - 12.0%
20,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (b)	20,000,000
20,000,000	Federated Prime Cash Obligations Fund to yield 0.02% (b)	20,000,000
63,505,237	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07% (b)	63,505,237
	TOTAL SHORT-TERM INVESTMENTS (Cost - $103,505,237)	103,505,237

	TOTAL INVESTMENTS - 99.9% (Cost - $778,922,375) (c)	$ 864,465,535
	OTHER ASSETS AND LIABILITIES - NET - 0.1%	1,098,230
	TOTAL NET ASSETS - 100.0%	$ 865,563,765

(a) Affiliated company - TOPS Managed Risk Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $779,133,013 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 88,725,055
	Unrealized depreciation:	(3,392,533)
	Net unrealized appreciation:	$ 85,332,522

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	OPEN LONG FUTURES CONTRACTS
169	MSCI EAFE Index Mini December 2013
	(Underlying Face Amount at Value $15,338,440)	$ 28,635
265	MSCI Emerging Market Index Mini December 2013
	(Underlying Face Amount at Value $13,020,775)	(270,890)
166	Russell 2000 Index Mini December 2013
	(Underlying Face Amount at Value $17,785,240)	226,660
184	S&P 500 Index E-Mini December 2013
	(Underlying Face Amount at Value $15,403,100)	(207,793)
95	S&P Midcap 400 Index E-Mini December 2013
	(Underlying Face Amount at Value $11,785,700)	65,110

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ (158,278)

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 29.0%
1,780,303	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 44,418,560
407,739	iShares iBoxx $ High Yield Corporate Bond ETF	37,332,583
460,222	iShares iBoxx $ Investment Grade Corporate Bond ETF	52,244,401
700,017	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	37,121,902
601,426	PowerShares Senior Loan Portfolio	14,843,194
727,955	SPDR Barclays Short Term Corporate Bond ETF	22,384,616
385,489	SPDR DB International Government Inflation-Protected Bond ETF	22,971,289
325,701	WisdomTree Emerging Markets Local Debt Fund	15,334,003
		246,650,548
	EQUITY FUNDS - 59.0%
453,033	FlexShares Global Upstream Natural Resources Index Fund	15,267,212
649,708	Guggenheim Timber ETF (a)	15,839,881
617,879	iShares Core S&P Mid-Cap ETF	76,703,499
623,751	iShares Core S&P Small-Cap ETF	62,231,637
115,286	iShares MSCI Brazil Capped ETF	5,523,352
854,856	iShares S&P 500 Growth ETF	76,389,932
768,131	iShares S&P 500 Value ETF	60,160,020
569,187	SPDR Dow Jones International Real Estate ETF	23,979,848
205,548	SPDR Dow Jones REIT ETF	14,990,616
71,124	SPDR S&P China ETF	5,265,310
62,896	Vanguard Energy ETF	7,504,122
158,769	Vanguard FTSE All-World ex-US Small-Cap ETF	15,746,709
1,936,393	Vanguard FTSE All-World ex-US ETF	94,108,700
527,470	Vanguard FTSE Emerging Markets ETF	21,156,822
81,174	Vanguard Materials ETF	7,723,706
		502,591,366
	TOTAL EXCHANGE TRADED FUNDS (Cost - $694,482,022)	749,241,914

	SHORT-TERM INVESTMENTS - 12.2%
	MONEY MARKET FUNDS - 12.2%
20,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (b)	20,000,000
20,000,000	Federated Prime Cash Obligations Fund to yield 0.02% (b)	20,000,000
63,791,640	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07% (b)	63,791,640
	TOTAL SHORT-TERM INVESTMENTS (Cost - $103,791,640)	103,791,640

	TOTAL INVESTMENTS - 100.2% (Cost - $798,273,662) (c)	$ 853,033,554
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(1,503,177)
	TOTAL NET ASSETS - 100.0%	$ 851,530,377

(a) Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange-traded fund.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $798,505,980 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 60,309,206
	Unrealized depreciation:	(5,781,632)
	Net unrealized appreciation:	$ 54,527,574

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	OPEN LONG FUTURES CONTRACTS
140	MSCI EAFE Index Mini December 2013
	(Underlying Face Amount at Value $12,706,400)	$ 96,110
185	MSCI Emerging Market Index Mini December 2013
	(Underlying Face Amount at Value $9,089,975)	(205,140)
109	Russell 2000 Index Mini December 2013
	(Underlying Face Amount at Value $11,678,260)	216,365
132	S&P 500 Index E-Mini December 2013
	(Underlying Face Amount at Value $11,050,050)	(159,390)
75	S&P Midcap 400 Index E-Mini December 2013
	(Underlying Face Amount at Value $9,304,500)	66,750

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ 14,695

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.    Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 1,530,768	$ -	$ -	$ 1,530,768
Short-Term Investment	30,970	-	-	30,970
Total	$ 1,561,738	$ -	$ -	$ 1,561,738

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,735,243	$ -	$ -	$ 1,735,243
Equity Funds	1,873,920	-	-	1,873,920
Short-Term Investment	91,535	-	-	91,535
Total	$ 3,700,698	$ -	$ -	$ 3,700,698

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 229,164	$ -	$ -	$ 229,164
Equity Funds	110,698	-	-	110,698
Total	$ 339,862	$ -	$ -	$ 339,862

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 541,733	$ -	$ -	$ 541,733
Equity Funds	3,664,306	-	-	3,664,306
Short-Term Investment	102,041	-	-	102,041
Total	$ 4,308,080	$ -	$ -	$ 4,308,080

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,309,941	$ -	$ -	$ 1,309,941
Equity Funds	2,532,653	-	-	2,532,653
Short-Term Investment	209,478	-	-	209,478
Total	$ 4,052,072	$ -	$ -	$ 4,052,072

Managed Risk Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$218,763,429	$ -	$ -	$ 218,763,429
Equity Funds	235,653,645	-	-	235,653,645
Short-Term Investment	62,584,437	-	-	62,584,437
Total	$517,001,511	$ -	$ -	$ 517,001,511

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 8,378	$ -	$ -	$ 8,378
Total	$ 8,378	$ -	$ -	$ 8,378

Managed Risk Flex ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 390,091	$ -	$ -	$ 390,091
Equity Funds	516,444	-	-	516,444
Short-Term Investment	120,457	-	-	120,457
Total	$ 1,026,992	$ -	$ -	$ 1,026,992

Managed Risk Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 98,108,385	$ -	$ -	$ 98,108,385
Equity Funds	662,851,913	-	-	662,851,913
Short-Term Investments	103,505,237	-	-	103,505,237
Total	$864,465,535	$ -	$ -	$ 864,465,535

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 158,278	$ -	$ -	$ 158,278
Total	$ 158,278	$ -	$ -	$ 158,278

Managed Risk Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$246,650,548	$ -	$ -	$ 246,650,548
Equity Funds	502,591,366	-	-	502,591,366
Short-Term Investment	103,791,640	-	-	103,791,640
Long Futures Contracts	14,695	-	-	14,695
Total	$853,048,249	$ -	$ -	$ 853,048,249

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at September 30, 2013 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/26/2013